Subsequent Events (Details) - USD ($)					6 Months Ended
		Aug. 20, 2025	Aug. 19, 2025	Jul. 28, 2025	Jun. 30, 2025	Jan. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Bearing interest rate						6.30%
Industrial and Commercial Bank [Member]
Subsequent Events [Line Items]
Maturity date				Jul. 16, 2026
Forecast [Member]
Subsequent Events [Line Items]
Repayments of loan		$ 348,987
Forecast [Member] | Fujian Rural Commercial Bank [Member]
Subsequent Events [Line Items]
Repayments of loan		$ 418,784
Bearing interest rate		4.95%
Maturity date		Aug. 29, 2026
Subsequent Event [Member] | Industrial and Commercial Bank [Member]
Subsequent Events [Line Items]
Repayments of loan				$ 2,791,892
Bearing interest rate				1.30%
CHINA | Subsequent Event [Member] | Industrial and Commercial Bank [Member]
Subsequent Events [Line Items]
Repayments of loan				$ 2,791,892
Class A Ordinary Share [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares)					15,000,000
Ordinary shares, par value (in Dollars per share)	[1]				$ 0.0001		$ 0.0001
IPO [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares)			3,000,000

[1]	The shares are presented on a retrospective basis.